Shareholder Fees - FidelityPuritanK6Fund-PRO	Oct. 30, 2023 USD ($)
FidelityPuritanK6Fund-PRO | Fidelity Puritan K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none